SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Impairment of long-lived assets	¥ 21,368	$ 3,353	¥ 71,467	¥ 209,249
Luckin Pop Mini
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	0		46,696	0
Store operating equipment
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	21,368	$ 3,353	9,834	0
Luckin Coffee EXPRESS
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	0		2,120	52,058
Self-operating stores
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	0		0	151,916
Linefriends food licensing
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	0		12,817	0
Coffee bean roasting factories and Land
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	¥ 0		¥ 0	¥ 5,275